S000065632 [Member] Annual Fund Operating Expenses - DoubleLine Emerging Markets Local Currency Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	1.15%	[2]
Class I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.97%	[2]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[3]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.84%	[2]

[1]	Other expenses have been restated to reflect current contractual fees.
[2]
DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.90% for Class I shares, 0.97% for Class I2 shares, 1.15% for Class N shares and 0.85% for Class R6 shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least August 1, 2027, except that they may be terminated by the Board of Trustees at any time. To the extent that DoubleLine Capital waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause the Fund’s ordinary operating expenses to exceed the expense limitation that was in place when the fees were waived or expenses were reimbursed. Additionally, the Adviser would generally seek recoupment only in accordance with the terms of any expense limitation that is in place at the time of recoupment.

[3]	“Other expenses” for Class R6 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.